Leases (Details 3)	Dec. 31, 2022 USD ($)
Operating Leases
2023	$ 1,727,000
2024	968,000
2025	773,000
2026	212,000
2027	164,000
Thereafter	155,000
Total future minimum lease payments	3,999,000
Less imputed interest	(221,000)
Present value of lease liability	3,778,000
Finance Leases
2023	130,000
2024	91,000
2025	71,000
2026	10,000
2027	0
Thereafter	0
Total future minimum lease payments	302,000
Less imputed interest	(44,000)
Present value of lease liability	258,000
Total Leases
Operating Leases
Present value of lease liability	4,036,000
Finance Leases
2023	1,857,000
2024	1,059,000
2025	844,000
2026	222,000
2027	164,000
Thereafter	155,000
Total future minimum lease payments	4,301,000
Less imputed interest	$ (265,000)